Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years indebted to Gold Fields.